Pursuant to Rule 497(e)
File No. 333-32798

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(the “Fund”)

Supplement dated June 23, 2011 to the Prospectus

dated April 29, 2011

Effective immediately, on page 3 of the Prospectus, the last sentence of the second paragraph under the heading “PRINCIPAL INVESTMENT STRATEGY AND TECHNIQUES OF THE FUND,” is hereby deleted in its entirety and replaced by the following:

“The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities.”

On page 3 of the Prospectus, the last sentence of the first paragraph under the heading “General Risks Relating to the Loans,” is hereby deleted in its entirety and replaced by the following:

“The Fund may invest all, or substantially all, of its assets in Loans or other securities (e.g. unsecured loans or high yield securities) that are rated below investment grade, or in comparable unrated securities.”

On page 4 of the Prospectus, the first sentence under the heading “Credit Quality,” is hereby deleted in its entirety and replaced by the following:

“The Fund’s investments in Loans or other securities (e.g. unsecured loans or high yield securities) that are rated below investment grade are subject to the risks of lower rated securities.”

On page 18 of the Prospectus, the last sentence of the paragraph under the heading “What are the Fund’s principal investment techniques?” is hereby deleted in its entirety and replaced by the following:

“The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities.”

On page 19 of the Prospectus, the paragraph entitled “Fixed-income securities,” is hereby deleted in its entirety and replaced by the following:

“Fixed income securities provide consistent interest or dividend payments. They include corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. government securities and mortgage-backed and asset-backed securities. The issuer of a senior fixed-income security is obligated to make payments on this security ahead of other payments to security holders. An investment grade fixed income security is rated in one of the top four ratings categories by a debt rating agency (or is considered to be of comparable quality by Wellington Management). A high yield fixed income security is rated below investment grade (or determined to be of comparable quality by Wellington Management).

A bond includes all fixed-income securities other than short-term commercial paper and preferred stock.”

In addition, on page 19 of the Prospectus, the following paragraph is hereby added directly after the section entitled “Foreign securities”:

“A High yield (“junk”) bond is a high risk bond that does not meet the credit quality standards of investment grade securities.”

Capitalized terms used herein but not defined have the meanings assigned to them in the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SUP1_SFPRO_4-11

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(the “Fund”)

Supplement dated June 23, 2011 to the Statement of Additional Information (“SAI”)

dated April 29, 2011

Effective immediately, on page 4 of the SAI, the last sentence of the second paragraph under the heading “INVESTMENT OBJECTIVE AND POLICIES,” is hereby deleted in its entirety and replaced by the following:

“The Fund may also purchase both investment grade and high yield fixed income securities and money market instruments, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities.”

On page 6 of the SAI, the fourth sentence of the fifth paragraph under the heading “Agents and Intermediate Participants,” is hereby deleted in its entirety and replaced by the following:

“The Fund would be required to rely on the lender or the Participant that sold the Participation to the Fund (referred to herein as a “Direct Participant”) not only for the enforcement of the Fund’s rights against the Borrower but also for the receipt and processing of payments due to the Fund under the Loan.”

On page 7 of the SAI, the seventh paragraph under the heading “Agents and Intermediate Participants,” is hereby deleted in its entirety and replaced by the following:

“In addition to the credit analysis performed by Wellington Management in selecting the Loans, Wellington Management also analyzes and evaluates the financial condition of the Direct Participants, if applicable. The Fund will invest in a Loan only if the outstanding debt obligations of a Direct Participant is, at the time of investment, investment grade (i.e. (a) rated BBB or better by Standard and Poor’s Ratings Group (“S&P”) or Baa or better by Moody’s Investors Service, Inc. (“Moody’s”); or (b) rated A-3 or better by S&P or P-3 or better by Moody’s; or (c) determined by Wellington Management to be of comparable quality).”

On page 8 of the SAI, the second sentence of the second paragraph under the heading “Unsecured Loans and Short-Term and Medium-Term Obligations,” is hereby deleted in its entirety and replaced by the following:

“The debt instruments described in this paragraph, other than unsecured loans, are subject to the Fund’s 10% limitation on investments in high yield fixed income securities. Investment grade ratings for short-term obligations are those obligations rated Baa, Prime-3 or better by Moody’s or BBB, A-3 or better by S&P or, if unrated, determined by Wellington Management to be of comparable quality.”

On page 9 of the SAI, the last sentence of the second paragraph under the heading “Unsecured Loans and Short-Term and Medium-Term Obligations,” is hereby deleted in its entirety and replaced by the following:

“Pending investment of the proceeds of Fund sales, or when Wellington Management believes that investing for defensive purposes is appropriate, more than 20% (up to 100%) of the Fund’s assets may be temporarily held in cash or in the investment grade short-term and medium-term debt obligations described in this paragraph.”

On page 10 of the SAI, the first sentence under the heading “Fixed Income Securities,” is hereby deleted in its entirety and replaced by the following:

“The Fund may invest up to 20% of its total assets in fixed income securities, although the Fund may not invest more than 10% of its total assets in high yield fixed income securities.”

On page 11 of the SAI, directly after the fourth paragraph under the heading “Fixed Income Securities,” the following paragraphs are hereby added:

“The Fund may invest up to 10% of its assets in lower-rated bonds commonly referred to as ‘junk bonds.’ These securities are rated below ‘Baa’ by Moody’s or below ‘BBB’ by S&P or, if unrated, considered by Wellington Management to be of comparable quality. The Fund may invest in securities rated as low as ‘C’ by Moody’s or ‘D’ by S&P. These ratings indicate that the obligations are speculative and may be in default. Ratings assigned by Moody’s and S&P to high-yield securities, like other bonds, attempt to evaluate the safety of principal and interest payments on those bonds. However, such ratings do not assess the risk of a decline in the market value of those bonds. In addition, ratings may fail to reflect recent events in a timely manner and are subject to change.

In addition to the risks associated with investing in fixed income securities generally, lower-rated securities are subject to risk factors such as: (a) vulnerability to economic downturns and changes in interest rates; (b) sensitivity to adverse economic changes and corporate developments; (c) redemption or call provisions which may be exercised at inopportune times; (d) difficulty in accurately valuing or disposing of such securities; (e) federal legislation which could affect the market for such securities; and (f) special adverse tax consequences associated with investments in certain high-yield, high-risk bonds (e.g., zero-coupon bonds or pay-in-kind bonds). In addition, market prices for high-yield securities tend to be more sensitive than those for higher-rated securities due to many of the factors described above, including the credit-worthiness of the issuer, redemption or call provisions, the liquidity of the secondary trading market and changes in credit ratings, as well as interest rate movements and general economic conditions.

The risk of default in payment of principal and interest on high-yield securities is also significantly greater than with higher-rated debt securities because high-yield securities are generally unsecured and are often subordinated to other obligations of the issuer. Upon a default, bondholders may incur additional expenses in seeking recovery.”

On page 11 of the SAI, the sentence under the heading “Temporary Defensive Investments,” is hereby deleted in its entirety and replaced by the following:

“For temporary defensive purposes, the Fund may invest up to 100% of its total assets in high quality fixed income securities, repurchase agreements and other money market investments, including the investment grade short-term and medium-term obligations described under ‘Unsecured Loans and Short-Term and Medium-Term Obligations.’”

On page 13 of the SAI, under the heading “INVESTMENT RESTRICTIONS AND FUNDAMENTAL POLICIES,” the following is hereby added directly after the paragraph labeled “(c)”:

“(d) Invest more than 10% of its total assets in high yield fixed income securities; provided, however, that for purposes of this policy, Loans and unsecured loans are not considered ‘fixed income securities’ and do not count toward this limitation.”

Capitalized terms used herein but not defined have the meanings assigned to them in the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SAI-SUP1_SFPRO_4-11